Explanation of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Outstanding Chip Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		$ 49	$ 65		$ 189
Change in contract liabilities		(16)	(124)	[1]
Loyalty Program Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		25	26		28
Change in contract liabilities		(1)	(2)
Customer Deposits and Other Deferred Revenue [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[2]	350	401		412
Change in contract liabilities		(51)	(11)
Customer Deposits and Other Deferred Revenue [Member] | Mall [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[2]	$ 122	$ 118		$ 125

[1]	The decrease noted in outstanding chip liability in 2021 primarily resulted from the closure of the fixed room junket operations in December 2021.
[2]	Of this amount, US$122 million, US$118 million and US$125 million as at December 31, 2022, December 31, 2021, and January 1, 2021, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.